SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash balances by geographic area (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Country:
Percentage of concentrations of credit risk	100.00%	100.00%
Total cash	$ 30,024,372	$ 6,137,689
China
Country:
Percentage of concentrations of credit risk	99.80%	99.996%
Total cash	$ 29,967,246	$ 6,137,469
United States
Country:
Percentage of concentrations of credit risk	0.20%	0.004%
Total cash	$ 57,126	$ 220